Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of borrowings

	As at 30 June 2023 unaudited £’000	As at 31 December 2022 £’000
Current
Lease liabilities	164	161
Total	164	161
Non-current
Lease liabilities	380	463
Total	380	463